Subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure of Subsidiaries [Abstract]
SUBSIDIARIES

32. SUBSIDIARIES

The list of significant companies included in the scope of consolidation as at December 31, 2020 was as follows:

Company	Country	Method of Consolidation	% voting rights
Infosat Communications LP	Canada	Fully consolidated	100
Telesat Spectrum General Partnership	Canada	Fully consolidated	100
Telesat LEO Holdings Inc.	Canada	Fully consolidated	100
Telesat Technology Corporation	Canada	Fully consolidated	100
Telesat Spectrum Corporation	Canada	Fully consolidated	100
Telesat Spectrum Holdings Corporation	Canada	Fully consolidated	100
Skynet Satellite Corporation	United States	Fully consolidated	100
Telesat Network Services, Inc.	United States	Fully consolidated	100
The SpaceConnection Inc.	United States	Fully consolidated	100
Telesat Satellite LP	United States	Fully consolidated	100
Telesat LEO Inc.	United States	Fully consolidated	100
Telesat US Services, LLC	United States	Fully consolidated	100
Infosat Able Holdings, Inc.	United States	Fully consolidated	100
Telesat Brasil Capacidade de Satélites Ltda.	Brazil	Fully consolidated	100
Telesat (IOM) Limited	Isle of Man	Fully consolidated	100
Telesat International Limited	United Kingdom	Fully consolidated	100

Apart from Telesat Technology Corporation, Telesat Spectrum Corporation and Telesat Spectrum Holdings Corporation, which were incorporated in 2020, the percentage of voting rights and method of consolidation were the same as at December 31, 2019.